Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 29, 2012	Jul. 01, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Thermadyne Holdings Corp /DE
Document Type	S-4
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		1,000
Entity Public Float			$ 0
Amendment Flag	false
Entity Central Index Key	0000850660
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY